Document And Entity Information	Nov. 15, 2021
Document Information [Line Items]
Entity, Registrant Name	First Wave BioPharma, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 15, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37853
Entity, Tax Identification Number	46-4993860
Entity, Address, Address Line One	777 Yamato Road, Suite 502
Entity, Address, City or Town	Boca Raton
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	589-7020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FWBI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001604191